Average Annual Total Returns (Vanguard Long-Term Government Bond Index Fund Institutional)	Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Barclays U.S. Long Government Float Adjusted Index Vanguard Long-Term Government Bond Index Fund Vanguard Long-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.73%)	(13.85%)	(7.16%)	(12.49%)
Since Inception	3.59%	2.34%	2.32%	3.75%